CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	1 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Cash flows from operating activities
Net income (loss)		$ 20.9	$ 48.1	$ 18.8	$ 260.1
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Net realized (gains) losses		58.8	4.3	110.3	(1.9)
Accretion and amortization of invested assets, net		124.1	144.8	292.9	295.2
Amortization of intangible assets		42.2	42.2	77.4	84.4
Other amortization, accretion and depreciation		(2.6)	(17.2)	(33.3)	(31.8)
Deferred income tax provision (benefit)		(5.9)	(30.5)	(89.6)	(154.4)
Interest credited on deposit contracts		505.4	479.9	867.8	973.6
Mortality and expense charges and administrative fees		(136.0)	(115.2)	(175.2)	(221.4)
Other changes in:
DAC and VOBA		(107.8)	(93.7)	(155.6)	(165.6)
Future policy benefits		22.6	13.3	17.8	28.9
Other policyholder reserves		37.2	37.4	47.1	79.8
Policy and contract claims		54.1	63.1	8.6	43.8
Other assets and liabilities		11.3	(11.1)	42.5	(45.4)
Other, net		(2.1)	(7.6)	6.1	(6.1)
Total adjustments		601.3	509.7	1,016.8	879.1
Net cash provided by (used in) operating activities		622.2	557.8	1,035.6	1,139.2
Purchases of:
Fixed maturities and marketable equity securities		(3,439.3)	(3,538.7)	(5,408.5)	(6,927.8)
Derivatives and other investments		(119.6)	(84.8)	(133.6)	(177.9)
Issuances of mortgage loans		(340.7)	(435.6)	(1,046.1)	(1,019.1)
Sales of fixed maturities and marketable equity securities		1,223.2	1,085.9	1,672.0	2,741.9
Maturities, calls, paydowns, and other repayments		1,344.9	1,282.5	1,873.0	2,560.5
Cash received for sales/settlements of derivatives and other investments		160.7	113.7	85.9	245.2
Repayments of mortgage loans		277.9	205.6	377.4	420.7
Cash received (pledged or returned) as collateral, net		(44.4)	30.5	166.0	54.9
Other, net		(40.7)	(21.7)	(11.0)	(43.1)
Net cash provided by (used in) investing activities		(978.0)	(1,362.6)	(2,424.9)	(2,144.7)
Policyholder account balances:
Deposits		1,999.9	2,212.9	3,715.4	3,622.2
Withdrawals		(1,506.8)	(1,321.5)	(2,173.8)	(2,566.4)
Cash dividends paid on common stock		(50.0)	(25.0)	(80.0)	(29.1)
Other, net				0.0	0.0
Net cash provided by (used in) financing activities		443.1	866.4	1,461.6	1,026.7
Net increase (decrease) in cash and cash equivalents		87.3	61.6	72.3	21.2
Cash, cash equivalents, and restricted cash at beginning of period		348.3	327.9		327.9
Cash, cash equivalents, and restricted cash at end of period		435.6	389.5	327.9	348.3
Supplemental disclosures of cash flow information
Income taxes				(4.5)	28.2
Non-cash transactions during the period:
Fixed maturities exchanges		251.8	350.5	309.1	649.2
Limited partnership investments liability				2.2	36.4
Dividends paid on common stock				0.0	(20.9)
Cash, cash equivalents, and restricted cash reconciliation
Cash and cash equivalents	$ 254.0
Total cash, cash equivalents, and restricted cash		$ 348.3	$ 327.9	$ 327.9	$ 327.9
Predecessor Company
Cash flows from operating activities
Net income (loss)	(3.9)					$ 178.4
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Net realized (gains) losses	26.9					93.1
Accretion and amortization of invested assets, net	8.3					98.1
Amortization of intangible assets	0.2					2.8
Other amortization, accretion and depreciation	1.3					18.1
Deferred income tax provision (benefit)	15.3					(46.1)
Interest credited on deposit contracts	84.9					973.6
Mortality and expense charges and administrative fees	(13.6)					(162.1)
Other changes in:
DAC and VOBA	(11.0)					(157.6)
Future policy benefits	(2.7)					16.9
Other policyholder reserves	3.6					24.6
Policy and contract claims	(6.1)					8.5
Other assets and liabilities	(47.9)					(14.0)
Other, net	(8.4)					(11.0)
Total adjustments	50.8					844.9
Net cash provided by (used in) operating activities	46.9					1,023.3
Purchases of:
Fixed maturities and marketable equity securities	(448.7)					(6,781.0)
Derivatives and other investments	(5.6)					(149.1)
Issuances of mortgage loans	(45.4)					(1,016.2)
Sales of fixed maturities and marketable equity securities	202.6					2,521.2
Maturities, calls, paydowns, and other repayments	129.8					1,874.2
Cash received for sales/settlements of derivatives and other investments	20.3					59.8
Repayments of mortgage loans	33.9					368.7
Cash received (pledged or returned) as collateral, net	(19.7)					52.7
Other, net	0.6					2.9
Net cash provided by (used in) investing activities	(132.2)					(3,066.8)
Policyholder account balances:
Deposits	365.4					4,335.2
Withdrawals	(169.1)					(2,155.4)
Cash dividends paid on common stock	0.0					(140.0)
Other, net	(1.2)					1.4
Net cash provided by (used in) financing activities	195.1					2,041.2
Net increase (decrease) in cash and cash equivalents	109.8					(2.3)
Supplemental disclosures of cash flow information
Income taxes	0.0					25.0
Non-cash transactions during the period:
Fixed maturities exchanges	11.1					143.7
Limited partnership investments liability	0.0					1.6
Dividends paid on common stock	0.0					0.0
Cash, cash equivalents, and restricted cash reconciliation
Cash and cash equivalents	$ 254.0					$ 144.2